Related Party Transactions - Schedule of Commercial Insurance Premiums (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Due to minority investor	$ 0	$ 4,739